Employee Benefit Plans (Components Of Net Pension Cost (Income)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Plans And Other Postretirement Benefits [Abstract]
Service cost benefits earned during the period	$ 68	$ 28
Interest cost on projected benefit obligation	303	113
Actual return on assets	(416)	(180)
Net periodic pension cost	$ (45)	$ (39)